Income tax	12 Months Ended
Dec. 31, 2017
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Income tax
20.	Income tax

The major components of income tax (expense) benefit for the years ended December 31, 2017, 2016 and 2015 are:

Recognised in profit or loss	2017	2016	2015
Current income tax
Current income tax charge	(3,397)	(555)	(361)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(3,154)	766	(15)

Deferred tax
Relating to origination and reversal of temporary differences	3,401	(5,104)	(7,946)

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	(3,150)	(4,893)	(8,322)

In January 2013, the Group created the consolidated group of taxpayers in accordance with the Tax code of the Russian Federation, under the Federal law of the Russian Federation of November 16, 2011 No. 321-FZ. The existence of the consolidated group of taxpayers is subject to compliance with several conditions stated in the Tax code of the Russian Federation. The Group believes that these conditions were met as of December 31, 2017 and 2016. In 2015-2017, the consolidated group of taxpayers consisted of 20 subsidiaries of the Group, together with Mechel PAO, which is the responsible taxpayer under the agreement. On October 2, 2017, an Additional Agreement was signed to extend the term of the consolidated group of taxpayers contract for an indefinite period.

For subsidiaries which are not included in the consolidated group of taxpayers, income taxes are calculated on an individual subsidiary basis. Deferred income tax assets and liabilities are recognised in the accompanying consolidated financial statements in the amount determined by the Group in accordance with IAS 12 Income Taxes.

During 2015-2017, income tax was calculated at 20% of taxable profit in Russia, at 10.5%-11% in Switzerland, at 16% in Romania, at 15% in Lithuania, at 20% in Kazakhstan and at 18% in Ukraine. The Group’s subsidiaries incorporated in British Virgin Islands are exempt from profit tax. Amendments in the tax legislation of the United Kingdom resulted in the decrease in tax rate from 20% since April 1, 2015 to 19% since April 1, 2017.

The reconciliation between the income tax (expense) benefit computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax (expense) benefit reported in the consolidated financial statements is as follows:

	2017	2016	2015
Profit (loss) before tax from continuing operations	15,720	14,151	(107,128)

Income tax (expense) benefit at statutory income tax rate of 20%	(3,144)	(2,830)	21,426

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position.	(3,154)	766	(15)
Unrecognized current year tax losses and write-off of previously recognized asset on tax losses	4,783	513	(19,822)
Non-deductible expenses for tax purposes	(1,755)	(1,317)	(4,341)
Non-deductible interest expense	(254)	(1,055)	(2,588)
Effect of non-deductible penalties on breach of covenants in credit agreements	112	(1,152)	(3,025)
Effect of different tax rates in foreign jurisdictions	262	182	26
Effect of the disposal of subsidiaries	0	—	17

At the effective income tax rate of 20,0% (34.6% in 2016, 7.8% in 2015) income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	(3,150)	(4,893)	(8,322)

The deferred tax balances were calculated by applying the currently enacted statutory income tax rate in each jurisdiction applicable to the period in which the temporary differences between the carrying amounts and tax base (both in respective local currencies) of assets and liabilities are expected to reverse.

On January 9, 2014, the Group failed to sustain its position in the court with respect to the income tax claims in the amount of RUB 3,977 million, including penalties and fines. The schedule of payments was agreed with the tax authorities for the period till May 2017. During 2016, the Group did not meet this schedule of payments and a new payment schedule agreed with the tax authorities was signed in December 2016. As of December 31, 2016, the outstanding amount payable was RUB 2,160 million (not overdue) including long-term part RUB 540 million. As of December 31, 2017, the outstanding amount payable was RUB 540 million (not overdue).

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2015	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Foreign currency translation effect	December 31, 2015
Deferred tax assets
Property, plant and equipment	820	265	(30)	—	1,055
Rehabilitation provision	223	288	—	(1)	510
Inventory	125	(48)	—	(4)	73
Accounts receivable	190	79	—	(11)	258
Bad debt allowance	758	50	(2)	48	854
Loans & borrowings	3,428	(3,205)	—	1	224
Finance lease liabilities	1,639	(133)	—	2	1,508
Accounts payable and other liabilities	1,041	(279)	—	1	763
Net operating loss carry-forwards	16,861	(6,258)	3	5	10,611
Other	328	(4)	—	—	324

Deferred tax liabilities
Property, plant and equipment	(16,480)	308	—	(27)	(16,199)
Mineral licenses	(8,020)	319	—	—	(7,701)
Rehabilitation provision	(27)	19	—	—	(8)
Inventory	(970)	372	—	(6)	(604)
Accounts receivable	(109)	62	—	—	(47)
Bad debt allowance	(177)	—	—	—	(177)
Loans & borrowings	(604)	151	—	(1)	(454)
Accounts payable and other liabilities	(78)	(35)	—	—	(113)
Other	(563)	103	—	(15)	(475)

Deferred tax assets (liabilities), net	(1,615)	(7,946)	(29)	(8)	(9,598)

	January 1, 2016	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2016
Deferred tax assets
Property, plant and equipment	1,055	(378)	—	677
Rehabilitation provision	510	184	—	694
Inventory	73	134	(14)	193
Accounts receivable	258	(94)	(4)	160
Bad debt allowance	854	(159)	(24)	671
Loans & borrowings	224	(106)	—	118
Finance lease liabilities	1,508	(389)	2	1,121
Accounts payable and other liabilities	763	(70)	7	700
Net operating loss carry-forwards	10,611	(5,807)	(89)	4,715
Other	324	(264)	(1)	59

Deferred tax liabilities
Property, plant and equipment	(16,199)	497	37	(15,665)
Mineral licenses	(7,701)	485	—	(7,216)
Rehabilitation provision	(8)	1	—	(7)
Inventory	(604)	(83)	3	(684)
Accounts receivable	(47)	41	—	(6)
Bad debt allowance	(177)	59	—	(118)
Loans & borrowings	(454)	350	1	(103)
Accounts payable and other liabilities	(113)	74	1	(38)
Other	(475)	421	3	(51)

Deferred tax assets (liabilities), net	(9,598)	(5,104)	(78)	(14,780)

	January 1, 2017	Tax benefit (expense) during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2017
Deferred tax assets
Property, plant and equipment	677	81	1	759
Rehabilitation provision	694	108	0	802
Inventory	193	(9)	(5)	179
Accounts receivable	160	26	0	186
Bad debt allowance	671	(118)	(4)	549
Loans & borrowings	118	195	0	313
Finance lease liabilities	1,121	(138)	0	983
Accounts payable and other liabilities	700	(31)	(13)	656
Net operating loss carry-forwards	4,715	3,248	9	7,972
Other	59	26	1	86

Deferred tax liabilities
Property, plant and equipment	(15,665)	(193)	(11)	(15,869)
Mineral licenses	(7,216)	564	0	(6,652)
Rehabilitation provision	(7)	0	0	(7)
Inventory	(684)	(117)	0	(801)
Accounts receivable	(6)	(18)	0	(24)
Bad debt allowance	(118)	(189)	1	(306)
Loans & borrowings	(103)	(9)	0	(112)
Accounts payable and other liabilities	(38)	0	0	(38)
Other	(51)	(25)	2	(74)

Deferred tax assets (liabilities), net	(14,780)	3,401	(19)	(11,398)

Recognised in the consolidated statement of financial position information

	December 31, 2017	December 31, 2016
Deferred tax assets	96	1,502
Deferred tax liabilities	(11,494)	(16,282)

Deferred tax liabilities, net	(11,398)	(14,780)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

For financial reporting purposes, the Group has not recognised deferred tax assets in the amount of RUB 35,161 million (2016: RUB 38,068 million) on losses in the amount of RUB 194,659 million (2016: RUB 208,748 million) that are available to carry forward against future taxable income of the subsidiaries in which the losses arose. Deferred tax assets have not been recognised in respect of these losses as it is not probable that future taxable profit will be available for utilization of such assets. Deferred tax assets on net operating loss carry forwards which are considered to be realizable in the future, are mostly related to the Russian subsidiaries.

The Group does not recognize deferred tax assets for accumulated tax losses received before joining the consolidated group of taxpayers.

In case when companies with accumulated tax loss before joining the consolidated group of taxpayers come out of the consolidated group of taxpayers or the law changes, in case there is a probability of obtaining sufficient taxable profit, deferred tax assets for accumulated tax losses before joining the consolidated group of taxpayers will be recognised.

A deferred tax liability of approximately RUB 210 million and RUB 288 million as of December 31, 2017 and 2016, respectively, has not been recognised for temporary differences related to the Group’s investment in foreign subsidiaries primarily as a result of unremitted earnings of consolidated subsidiaries, as it is the Group’s intention, generally, to reinvest such earnings permanently.

Similarly, as of December 31, 2017 and 2016, no deferred tax liability has been recognised for temporary difference related to unremitted earnings of consolidated domestic subsidiaries as management believes the Group has both the ability and intention to effect a tax-freereorganization or merger of major subsidiaries into Mechel. There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

Probable income tax risks of RUB 3,139 million and RUB 162 million as of December 31, 2017 and 2016, respectively, have been recorded in the Group’s consolidated financial statements. Due to changes in the Russian tax legislation effective January 1, 2017, calculation of the consolidated tax base of the consolidated group of taxpayers and the way to offset current losses and losses received in the previous tax periods (before January 2017) were changed. Due to the absence of official explanations of the regulatory authorities concerning changes through 2017, there is an uncertainty in the interpretation.

Possible income tax risks of RUB 794 million and RUB 1,119 million as of December 31, 2017 and 2016, respectively, have not been recognised in the Group’s consolidated financial statements.